Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent-Only Financial Statements

Note 25: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 25.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2016	2015	2014
Income
Dividends from subsidiaries:
Bank	$12,490	13,804	15,077
Nonbank	286	542	526
Interest income from subsidiaries	1,615	907	772
Other interest income	155	199	216
Other income	177	576	1,032
Total income	14,723	16,028	17,623
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	387	325	357
Short-term borrowings	—	1	7
Long-term debt	2,619	1,784	1,540
Other	19	4	5
Noninterest expense	1,300	932	797
Total expense	4,325	3,046	2,706
Income before income tax benefit and
equity in undistributed income of subsidiaries	10,398	12,982	14,917
Income tax benefit	(1,152)	(870)	(926)
Equity in undistributed income of subsidiaries	10,388	9,042	7,214
Net income	$21,938	22,894	23,057

Table 25.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$21,938	22,894	23,057
Other comprehensive income (loss), net of tax:
Investment securities	(76)	52	142
Derivatives and hedging activities	—	—	12
Defined benefit plans adjustment	(20)	(254)	(633)
Equity in other comprehensive income (loss) of subsidiaries	(3,338)	(3,019)	2,611
Other comprehensive income (loss), net of tax:	(3,434)	(3,221)	2,132
Total comprehensive income	$18,504	19,673	25,189

Table 25.3: Parent-Only Balance Sheet

	December 31,
(in millions)	2016	2015
Assets
Cash and cash equivalents due from:
Subsidiary banks	$36,657	36,162
Nonaffiliates	3	4
Investment securities issued by:
Subsidiary banks	15,009	14,992
Nonaffiliates	9,271	8,201
Loans to subsidiaries:
Bank	54,937	47,363
Nonbank	41,343	35,327
Investments in subsidiaries:
Bank	174,328	169,081
Nonbank	27,222	25,638
Other assets	6,750	6,857
Total assets	$365,520	343,625
Liabilities and equity
Accrued expenses and other liabilities	7,064	8,135
Long-term debt	133,920	117,791
Indebtedness to nonbank subsidiaries	24,955	24,701
Total liabilities	165,939	150,627
Stockholders' equity	199,581	192,998
Total liabilities and equity	$365,520	343,625

Table 25.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities:
Net cash provided by operating activities	$9,875	12,337	18,019
Cash flows from investing activities:
Available-for-sale securities:
Sales proceeds	5,472	5,345	1,196
Prepayments and maturities:
Subsidiary banks	15,000	7,750	25
Purchases:
Subsidiary banks	(15,000)	(12,750)	(10,025)
Nonaffiliates	(6,544)	(2,709)	(14)
Loans:
Net repayments from (advances to) subsidiaries	3,174	460	(2,199)
Capital notes and term loans made to subsidiaries	(32,641)	(29,860)	(11,275)
Principal collected on notes/loans made to subsidiaries	15,164	301	2,526
Net increase in investment in subsidiaries	(606)	(1,283)	(1,096)
Other, net	18	714	470
Net cash used by investing activities	(15,963)	(32,032)	(20,392)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	789	2,084	2,314
Long-term debt:
Proceeds from issuance	34,362	31,487	22,627
Repayment	(15,096)	(9,194)	(8,659)
Preferred stock:
Proceeds from issuance	2,101	2,972	2,775
Cash dividends paid	(1,566)	(1,426)	(1,235)
Common stock:
Proceeds from issuance	1,415	1,726	1,840
Repurchased	(8,116)	(8,697)	(9,414)
Cash dividends paid	(7,472)	(7,400)	(6,908)
Excess tax benefits related to stock option payments	283	453	453
Other, net	(118)	10	37
Net cash provided by financing activities	6,582	12,015	3,830
Net change in cash and due from banks	494	(7,680)	1,457
Cash and due from banks at beginning of year	36,166	43,846	42,389
Cash and due from banks at end of year	$36,660	36,166	43,846